Provisions for legal proceedings and contingent liabilities (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
I R C S Tax [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	1) IR/CSL tax: Tax-deficiency notices related to calendar years 2018 to 2022, due to non-recognition of application of Agreement to avoid double taxation, signed between Brazil and Netherlands, which establishes that profits from Dutch companies are not taxable in Brazil at the end of every year. The notifications also involved non-deductibility of interest rates due to a different understanding regarding the sub-capitalization limit and its tax effects. As of December 2025, the contingency amount was increased by R$ 11.8 billion as a result of receiving the tax-deficiency notice for the calendar years 2020 to 2022. As of December 2025, the contingency amount was also reduced by R$ 1.3 billion as a result of the conclusion of the tax-deficiency notice for the calendar years 2015 and 2016. This reduction was achieved through partial favorable outcome in the lawsuit and payment of the remaining balance with discounts and the use of tax loss carryforwards, in accordance with the benefits provided by Federal Law 14,689/2023 (the CARF Law). The inflation-adjusted amount of uncertain tax treatment includes periods mentioned or not mentioned in tax-deficiency notice. Regarding the period not included in the tax-deficiency notice, in the fiscal year ended on December 31, 2025, the amount is R$ 1.7 billion (2024: R$ 9.4 billion).
Federal Government Tax Lawsuits [Member] | I R C S Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 19,306	R$ 15,876
Federal Government Tax Lawsuits [Member] | Non Cumulative P I S And C O F I N S Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	2) Non-cumulative PIS and COFINS taxes: Charge related to calendar years 2004 to 2018, arising from use of credits on acquisition of goods and services consumed in the production process. The Company pledged performance bonds and deposits at their full amount. As of December 31, 2025, the contingency amount was reduced by R$ 163 as a result of favorable outcomes in administrative proceedings.
Estimated breakdown of contingent liabilities	R$ 1,511	1,618
Federal Government Tax Lawsuits [Member] | Pis Cofins [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	3) PIS/Cofins: The Company was questioned by the Brazilian Federal Revenue Service regarding various federal taxes offset against non-cumulative PIS and COFINS credits generated as a result of the exclusion of ICMS from the calculation bases of such contributions, which were supported by final and unappealable court decisions. The cases are currently at the administrative level. In the last quarter of 2025, part of the contingency, in the amount of R$ 913, had its loss assessment revised to remote, due to the outcome of a Tax Audit that was partially favorable to the Company. In March 2026, the Company became aware of a non-final administrative decision that partially recognized the credits under discussion, which led to a further adjustment of the loss assessment, in the amount of R$ 410.
Estimated breakdown of contingent liabilities	R$ 23	1,246
Federal Government Tax Lawsuits [Member] | I R C S Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	1,161	1,079
Federal Government Tax Lawsuits [Member] | I R C S Tax 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	1,126	1,070
Federal Government Tax Lawsuits [Member] | I R C S Tax 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	795	568
Federal Government Tax Lawsuits [Member] | I R C S Tax 4 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 282	324
Federal Government Tax Lawsuits [Member] | Social Security Contribution [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	8) Social security contributions: Charge of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents from November 2000 to January 2001, November 2001 to June 2002, January 2016 to July 2018, and January to December 2020. The lawsuits are in administrative and legal phases, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 222	205
Federal Government Tax Lawsuits [Member] | P I S And C O F I N S Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	9) PIS and COFINS taxes: Charges arising from alleged undue offsets using credits from other federal taxes. The lawsuits address credits arising from: i) prepayments of IR tax, ii) FINSOCIAL and COFINS taxes, iii) tax on net profit, iv) PIS-Decree-Laws 2,445 and 2,449. The lawsuits are in the legal phase, and the Company pledged bank guarantees and performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 160	146
Federal Government Tax Lawsuits [Member] | I R C S Tax 5 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 156	146
Federal Government Tax Lawsuits [Member] | P I S And C O F I N S Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	11) PIS and COFINS taxes: Charges due to the non-approval of offsets using credits from Cide-Combustíveis, as authorized by Federal Law 10,336/2001. The lawsuits are in the legal phase, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 137	132
I R C S Tax 1 [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	4) IR/CSL tax: Tax-deficiency notices related to calendar years 2012 and 2015, arising from disallowances of exchange variation expenses with naphtha import transactions, incurred after due date of commercial invoices. The lawsuits also address inflation adjustment in income tax losses and social contribution tax loss carryforwards and partial disallowance of cost of naphtha imported from subsidiary abroad. The lawsuits are in administrative phase.
I R C S Tax 2 [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	5) IR/CSL: Tax-deficiency notices resulting from the deduction of amortization charges, between 2007 and 2013, from goodwill originated from equity interests acquired in 2002. The lawsuits are in administrative and legal phases, and The Company pledged performance bond at their full amount.
I R C S Tax 3 [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	6) IR/CSL rate: Charges due to the non-approval of offsets made using credits arising from negative balance. The lawsuits are in administrative and legal phases, and the Company pledged performance bonds at their full amount. In April 2025, two new tax-deficiency notices were received, resulting in an increase in this contingency amount.
I R C S Tax 4 [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	7) IR/CSL: Tax deficiency notices related to the offsetting of tax losses and social contribution tax loss carryforwards against IR and CSL liabilities, during merger events, without observing the 30% limit. The lawsuits are in the judicial phase, and the Company pledged performance bonds at their full amount.
I R C S Tax 5 [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	10) IR/CSL rate: Tax-deficiency notice arising from disallowance of advertising and commission expenses, paid by Braskem and Braskem Inc., and the lack of payment of IRRF tax on them. The lawsuit is in administrative phase.
State Government Of Alagoas Tax Lawsuits [Member] | I C M S Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 822	746
Taxing Entity: State Government of Alagoas	12) ICMS tax: Tax-deficiency notices related to calendar years 2015 to 2020, due to lack of ICMS reversal on output with tax deferral. The lawsuits are in administrative phase.
State Governments Of Sao Paulo Tax Lawsuits [Member] | I C M S Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 632	708
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	13) ICMS tax: Charges of tax underpayments. The lawsuits refer to (i) use of tax credits to acquire property, plant and equipment,goods considered as for use and consumption and products subject to tax replacement; (ii) transfers of finished products at amount below the production cost; (iii) non-payment of tax due to: input or output omissions; charges related to electricity operations and sale of products subject to tax replacement; (iv) lack of evidence of export of goods; (v) fines for lack of registration of invoices. In the fourth quarter of 2025, the contingency was reduced by R$ 61 as a result of the conclusion of administrative and legal proceedings, owing to favorable outcomes and payments. The lawsuits are in the administrative and legal phases, and The Company pledged bank guarantees, performance bonds and judicial deposits at their full amount.
State Governments Of Sao Paulo Tax Lawsuits [Member] | I C M S Tax 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 1,084	1,005
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	14) ICMS: Charges due to (i) lack of reversal of credits on inputs used in the production of gasoline and LPG, taxed by the single-phase ICMS, and (ii) offsetting of the single-phase ICMS debts from the sale of these products with the ICMS credits accrued from other operations. The lawsuits are under discussion in the administrative phase.
State Governments Of Sao Paulo Tax Lawsuits [Member] | Sundry Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	15) Sundry tax lawsuits
State Governments Of Sao Paulo Tax Lawsuits [Member] | Sundry Tax Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 1,726	1,600
Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	29,143	26,469
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	747	795
Civil Lawsuits [Member] | Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 415	375
Description of civil lawsuits	1) Lawsuit filed by Resibril, former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is awaiting judgment.
Civil Lawsuits [Member] | Sundry Civil Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 332	420
Description of civil lawsuits	2) Sundry civil lawsuits
Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 784	770
Social Security Lawsuits [Member] | Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 603	605
Description of social security lawsuits	1) Lawsuits over withdrawal of sponsorship of Petros plan. Currently, the portfolio is composed of 592 lawsuits (2024:656) filed by former team members of Braskem or merged companies, beneficiaries of Petros plans (Copesul, Copene and PQU), related to sundry matters arising from withdrawal of sponsorship of the plan, whose claims include: Difference of Individual Withdrawal Fund, additional of 90%, and Objection to legality of Withdrawal of Sponsorship.
Social Security Lawsuits [Member] | Sundry Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 181	165
Description of social security lawsuits	2) Sundry social security lawsuits
Environmental Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 827	705
Environmental Lawsuits [Member] | Public Interest Civil Action [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 282	253
Description of environmental lawsuits	1) Public-Interest Civil Action (Hashimoto) filed in June 2018 by the São Paulo State Prosecution Office against the Company and other firms that operate in the Capuava Petrochemical Complex, whose claims include the reparation and/or remediation of environmental damages. After Braskem filed its defense in December 2020, the lawsuit remains awaiting expert evidence.
Environmental Lawsuits [Member] | Public Interest Civil Action 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 477	437
Description of environmental lawsuits	2) Public-Interest Civil Action filed in September 2011 by the Local Government of Ulianópolis, Pará, against Braskem and other companies, whose claims include the reparation and/or remediation of environmental damages allegedly resulting from the improper delivery of waste. The companies filed defense, however, a decision was rendered staying the case, in order for the parties to attempt a settlement.
Environmental Lawsuits [Member] | Sundry Environmental Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 68	15
Description of environmental lawsuits	3) Sundry environmental lawsuits
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 457	423
Other Lawsuits [Member] | Polialden Petroquimica S A [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 331	307
Description of other lawsuits	The Company has a collection suit in the liquidation phase of a judgment resulting from a lawsuit filed in 1988. Polialden Petroquímica S.A. ("Polialden"), merged by Braskem, was ordered to pay the distribution of remaining profits to the plaintiffs (preferred shareholders) who were non-controlling shareholders. The parties are to comment on the accounting expert report submitted by the court-appointed expert. The Management, based on its evaluation and that of external legal advisors, has recorded a provision on December 31, 2025 of R$ 26 (2024: R$ 25). The amount considered as a possible loss is R$ 331 (2024: R$ 307), so that the total amount involved in the lawsuit is R$ 357 (2024: R$ 332).
Other Lawsuits [Member] | Sundry Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 126	R$ 116
Description of other lawsuits	2) Sundry other lawsuits